Property, plant and equipment, net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation	$ 276,220	$ 68,847	$ 304,408
Carrying value	$ 323,595	$ 86,294